RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	13 Months Ended
	Dec. 31, 2021	Nov. 30, 2020
Statement [Line Items]
Recorded In Share-based Compensation Related To The Vesting Options	380,080
Recorded In Share-based Compensation Related To The Vesting Rsus	603,863
Chief Executive Officer [Member]
Statement [Line Items]
Number Of Option Shares, Granted	2,000,000
Number Of Rsus Shares, Granted	2,000,000
Officer [Member]
Statement [Line Items]
Number Of Option Shares, Granted	700,000
Other related parties [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 225,978	$ 255,807